DEPOSITS AND OTHER ASSETS, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS AND OTHER ASSETS, NET.
Deposits	$ 293,545	$ 185,282
Other receivables	282,025	341,288
Subtotal	575,570	526,570
Less: allowance of credit loss	(93,817)	(109,311)	$ (112,343)
Subtotal, net	481,753	417,259
Less: Long term portion	(241,205)	(121,505)
Deposits and other assets- current portion	$ 240,548	$ 295,754